Capital	12 Months Ended
Dec. 31, 2017
Capital
Capital

C12  Capital

C12(a)  Group objectives, policies and processes for managing capital

(i)	Capital measure

The Group manages its Group Solvency II own funds as its measure of capital. At 31 December 2017 estimated Group Solvency II own funds are £26.4 billion (2016: £24.8 billion).

(ii)	External capital requirements

Solvency II is the Group's consolidated capital regime. Solvency II is a risk-based solvency framework required under the European Solvency II Directive as implemented by the Prudential Regulatory Authority in the UK. The Solvency II surplus represents the aggregated capital held by the Group less Solvency Capital Requirements.

(iii)	Meeting of capital management objectives

The Group Solvency Capital Requirement has been met during 2017.

As well as holding sufficient capital to meet Solvency II requirements at Group level, the Group also closely manages the cash it holds within its central holding companies so that it can:

a)	Maintain flexibility, fund new opportunities and absorb shock events
b)	Fund dividends; and
c)	Cover central costs and debt payments.

More details on holding company cash flows and balances are given in the section II(a) of the additional unaudited financial information.

While the Group at a consolidated level is subject to the Solvency II requirements, at a business unit level capital is defined by local capital regulations and local business needs.

Each of the Group's long-term business operations is capitalised to a sufficiently strong level for its individual circumstances.

The Group manages its assets, liabilities and capital locally, in accordance with local regulatory requirements and reflecting the different types of liabilities in each business. As a result of the diversity of products offered by Prudential and the different regulatory regimes under which it operates, the Group employs differing methods of asset/liability and capital management, depending on the business concerned.

Stochastic modelling of assets and liabilities is undertaken in the UK, US and Asia to assess the economic capital requirements. A stochastic approach models the inter-relationship between asset and liability movements, taking into account asset correlation, management actions and policyholder behaviour under a large number of alternative economic scenarios.

In addition, reserve adequacy testing under a range of scenarios and dynamic solvency testing is carried out, including under certain scenarios mandated by the UK, US and Asia regulators.

The sensitivity of liabilities and other components of total capital vary depending upon the type of business concerned and this conditions the approach to asset/liability management.

C12(b)  Local capital regulations

(i)	Asia insurance operations

The estimated capital position for Asia life insurance operations with reconciliation to shareholders equity is shown below:

	2017	2016

	£m	£m
IFRS shareholders' equity	5,524	4,992

Adjustments to regulatory basis
Unallocated surplus of with-profits funds	3,474	2,667
Deferred acquisition costs, distribution rights and goodwill of non-participating business not recognised for regulatory reporting	(1,515)	(1,365)
Other adjustments	2,411	1,628

Total adjustments	4,370	2,930

Total available capital resources of life assurance businesses on local regulatory bases	9,894	7,922

The capital requirements of significant operations are:

China

A risk-based capital, risk management and governance framework, known as the China Risk Oriented Solvency System (C-ROSS), applies in China. Under C-ROSS, insurers are required to maintain a core solvency ratio (core capital over minimum capital) and a comprehensive solvency ratio (actual capital over minimum capital) of not lower than 50 per cent and 100 per cent, respectively. The actual capital is the difference between the admitted assets and admitted liabilities.

Hong Kong

The capital requirement varies by underlying risk and duration of liabilities, but is generally determined as a percentage of mathematical reserves and capital at risk. Mathematical reserves are based on a best estimate basis with prudent margins for adverse deviations, discounted at a valuation interest rate based on a blend between the risk-adjusted portfolio yield and reinvestment rate.

Indonesia

Solvency capital is determined using a risk-based capital approach. Insurance companies in Indonesia are expected to maintain the level of net assets above 100 per cent of solvency capital.

Malaysia

A risk-based capital framework applies in Malaysia. The local regulator has set a Supervisory Target Capital Level of 130 per cent below which supervisory actions of increasing intensity will be taken. Each insurer is also required to set its own Individual Target Capital Level to reflect its own risk profile and this is expected to be higher than the Supervisory Target Capital Level.

Singapore

A risk-based capital framework applies in Singapore. A registered insurer incorporated in Singapore is required at all times to maintain a minimum level of paid-up ordinary share capital and to ensure that its financial resources are not less than the greater of (i) the total risk requirement arising from the assets and liabilities of the insurer, calculated in accordance with the Singapore Insurance Act; or (ii) a minimum amount of S$5 million (Singapore dollars). The regulator also has the authority to direct that the insurer satisfy additional capital adequacy requirements in addition to those set forth under the Singapore Insurance Act if it considers such additional requirements appropriate.

(ii)	US insurance operations

The estimated capital position for Jackson with reconciliation to shareholders' equity is shown below:

	2017	2016

	£m	£m
IFRS shareholders' equity	5,013	5,204

Adjustments to regulatory basis
Deferred acquisition costs, distribution rights and goodwill of non-participating business not recognised for regulatory reporting	(8,197)	(8,303)
Jackson surplus notes	184	202
Investment and policyholder liabilities valuation differences between IFRS and regulatory basis for Jackson	5,325	6,657
Other adjustments	818	535

Total adjustments	(1,870)	(909)

Total available capital resources of life assurance businesses on local regulatory bases	3,143	4,295

In December 2017 a significant US tax reform package, The Tax Cuts and Jobs Act, was enacted into law effective from 1 January 2018. These reforms led to a £628 million reduction in the level of statutory net admitted deferred tax assets.

The regulatory framework for Jackson is governed by the requirements of the US NAIC approved Risk-Based Capital standards. Under these requirements life insurance companies report using a formula-based capital standard which includes components calculated by applying after-tax factors to various asset, premium and reserve items and a separate model-based component for market risk associated primarily with variable annuity products. The after-tax factors were not adjusted to reflect the impact of US Tax Reform.

At 31 December 2017, Jackson had a permitted practice in effect as granted by the local regulator allowing Jackson to carry certain interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson is required to demonstrate the effectiveness of its interest rate swap programme pursuant to the Michigan Insurance Code. The total effect of this permitted practice, net of tax, was to decrease statutory surplus by £355 million at 31 December 2017.

Under the equivalence provisions of Solvency II, Jackson is incorporated into the Group's Solvency II position at a level equal to available capital in excess of 250 per cent of the US local minimum risk-based capital requirement level at which corrective action commences.

(iii)	UK and Europe insurance operations

Insurance operations in the UK and Europe are subject to Solvency II capital requirements on an individual basis. The UK solvency capital requirement has been met during 2017.

(iv)	Asset management operations—regulatory and other surplus

Certain asset management subsidiaries of the Group are subject to regulatory requirements. The movement in the year of the surplus regulatory capital position of those subsidiaries, combined with the movement in the IFRS basis shareholders' funds for unregulated asset management operations, is as follows:

	Asset management operations
	2017				2016
	M&G Prudential	US	Eastspring Investments	Total	Total

	£m	£m	£m	£m	£m
Regulatory and other surplus
Beginning of year	405	205	204	814	733
Gains during the year	401	43	142	586	469
Movement in capital requirement	(65)	—	(8)	(73)	(54)
Capital injection	—	6	—	6	—
Distributions made to the parent company	(322)	—	(111)	(433)	(387)
Exchange and other movements	—	(19)	(5)	(24)	53

End of year	419	235	222	876	814

C12(c)  Transferability of available capital

In the UK PAC is required to meet the Solvency II capital requirements as a company as a whole, ie covering both its ring-fenced with-profits funds and non-profit funds. Further, the surplus of the with-profits funds is ring-fenced from the shareholder balance sheet with restrictions as to its distribution. Distributions from the with-profits funds to shareholders continue to reflect the shareholders' one-ninth share of the cost of declared policyholders' bonuses.

For Jackson, capital retention is maintained at a level consistent with an appropriate rating by Standard & Poor's. Currently Jackson is rated AA. Jackson can pay dividends on its capital stock only out of earned surplus unless prior regulatory approval is obtained. Furthermore, dividends which exceed the greater of statutory net gain from operations less net realised investments losses for the prior year or 10 per cent of Jackson's prior year end statutory surplus, excluding any increase arising from the application of permitted practices, require prior regulatory approval.

For Asia subsidiaries, the amounts retained within the companies are at levels that provide an appropriate level of capital strength in excess of the local regulatory minimum. For ring-fenced with-profits funds, the excess of assets over liabilities is retained with distribution tied to the shareholders' share of bonuses through declaration of actuarially determined surplus. The businesses in Asia may, in general, remit dividends to UK parent entities, provided the statutory insurance fund meets the local regulatory solvency targets.

Available capital of the non-insurance business units is transferable after taking account of an appropriate level of operating capital, based on local regulatory solvency targets, over and above base liabilities.